Equity-Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Interests In Other Entities [Abstract]
Schedule of Equity Method Investments Table
As at	December 31, 2021	December 31, 2020
Interest in joint venture (A)	412,858	—
Interest in associate (B)	—	—
	412,858	—

Disclosure of joint ventures

The following table summarizes the carrying amount of the Company’s interest in the joint venture:

Carrying amount
Balance at December 31, 2020	—
Capital contributions	395,569
Share of net earnings	32,913
Share of other comprehensive income	9,878
Distributions	(25,502)
Balance at December 31, 2021	412,858

Summary of Financial Information of SunStream

The following table summarizes the financial information of SunStream:

As at	December 31, 2021
Current assets (including cash and cash equivalents: $0.2 million)	789
Non-current assets	407,860
Current liabilities	(1,596)
Non-current liabilities	—
Net assets (liabilities) (100%)	407,053

Year ended December 31, 2021
Revenue	36,203
Profit from operations	32,841
Other comprehensive income	9,878
Total comprehensive income	42,747